Debt (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2015
Loss on Extinguishment of Debt
Loss on extinguishment of debt		$ 0	$ 1,400,000	$ 2,100,000
Credit Facilities:
Balance availability under Credit Facilities		1,727,700,000	1,615,400,000
Borrowings outstanding from Credit Facilities		0	0
Letters of credit outstanding under our Credit Facilities		503,300,000	615,100,000
Senior Notes and Debentures
Principal amount		$ 7,635,800,000.0	7,123,900,000.0
Tax-Exempt Financings
Percentage of tax-exempt financings remarketed		90.00%
Restricted cash and marketable securities		$ 100,300,000	115,600,000
Restricted financing proceeds		2,100,000	20,900,000
Capital Leases:
Capital lease liabilities		111,500,000	113,800,000
Interest Expense and Interest Paid:
Interest paid		327,600,000	320,200,000	324,000,000
Interest Rate Swap and Lock Agreements
Notional amount		300,000,000
Fair value of interest rate swaps included in other assets		16,500,000	14,100,000
Net interest income related to net swap settlements		7,500,000	7,700,000	2,000,000
Gain (loss) on the change in fair value of the hedged senior notes		800,000	12,600,000	(4,500,000)
Gain (loss) on the related interest rate swaps		2,300,000	14,100,000	(4,400,000)
Effective portion of interest rate locks recorded to accumulated other comprehensive income, net of tax		19,400,000	21,600,000
Effective portion of interest rate locks amortized as an adjustment to interest expense		2,500,000	2,700,000	$ 2,700,000
Interest Rate Swap [Member]
Interest Rate Swap and Lock Agreements
Fair value of interest rate swaps included in other assets		16,500,000
Fair value of interest rate swap included in other long-term liabilities			14,100,000
Expected to amortization over next twelve months, yield adjustment		$ 2,800,000
Minimum [Member]
Tax-Exempt Financings
Tax-exempt financings maturity period		2019
Capital Leases:
Range of capital lease liabilities maturity period		2018
Maximum [Member]
Tax-Exempt Financings
Tax-exempt financings maturity period		2044
Capital Leases:
Range of capital lease liabilities maturity period		2046
Credit facilities due May 2017 [Member]
Credit Facilities:
Credit facility maximum borrowing capacity	$ 1,250,000,000.00	$ 1,250,000,000.00
Line of credit facility, maximum borrowing capacity, reduced		1,000,000,000.0
Aggregate amount by which Credit Facilities can be increased		500,000,000.0
Tax-exempt financings outstanding		0	0
Senior Notes and Debentures
Principal amount		0	0
Credit facilities due 2016 [Member]
Credit Facilities:
Line of credit facility, maximum borrowing capacity, reduced		1,000,000,000.0
Credit facilities due June 2019 [Member]
Credit Facilities:
Aggregate amount by which Credit Facilities can be increased	$ 500,000,000
Tax-exempt financings outstanding		0	0
Senior Notes and Debentures
Principal amount		0	0
Uncommitted revolver, amended borrowing capacity [Member]
Credit Facilities:
Credit facility maximum borrowing capacity		125,000,000.0
Credit facilities: Uncommitted facility [Member]
Credit Facilities:
Tax-exempt financings outstanding		19,000,000	0
Senior Notes and Debentures
Principal amount		19,000,000.0	0
Uncommitted Credit Facility, Original Borrowing Capacity [Domain]
Credit Facilities:
Credit facility maximum borrowing capacity					$ 20,000,000.0
Senior Notes $500.0 million 3.200% Due March 2025 [Member]
Credit Facilities:
Tax-exempt financings outstanding		494,000,000	0
Senior Notes and Debentures
Principal amount		$ 500,000,000	0
Interest rate		3.20%
Interest Rate Swap and Lock Agreements
Notional amount		$ 200,000,000.0
Derivative, floor interest rate		2.155%
Derivative, cap interest rate		2.27%
Derivative, Cash Received on Hedge		$ 1,200,000
Tax-exempt financings [Member]
Credit Facilities:
Tax-exempt financings outstanding		1,072,100,000	1,076,100,000
Senior Notes and Debentures
Principal amount		1,079,100,000.0	1,083,800,000.0
Tax-Exempt Financings
Restricted financing proceeds		2,100,000
Senior Notes $550.0 million 4.750% Due May 2023 [Member]
Credit Facilities:
Tax-exempt financings outstanding		559,400,000	558,200,000
Senior Notes and Debentures
Principal amount		$ 550,000,000	$ 550,000,000.0
Interest rate		4.75%